Financial Instruments - fair value - Fair Value of Assets and Liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	£ 2,363	£ 2,694
Other investments	328	£ 334
Derivatives in designated hedge relationships | At Fair Value | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(10)
Derivatives in designated hedge relationships | Level 1 | At Fair Value | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0
Derivatives in designated hedge relationships | Level 2 | At Fair Value | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(10)
Derivatives in designated hedge relationships | Level 3 | At Fair Value | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0
Held at fair value through profit or loss | Contingent consideration liabilities
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities	(65)
Held at fair value through profit or loss | At Fair Value | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(5)
Held at fair value through profit or loss | Level 1 | Contingent consideration liabilities
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities	0
Held at fair value through profit or loss | Level 1 | At Fair Value | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0
Held at fair value through profit or loss | Level 2 | Contingent consideration liabilities
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities	(19)
Held at fair value through profit or loss | Level 2 | At Fair Value | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(5)
Held at fair value through profit or loss | Level 3 | Contingent consideration liabilities
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities	(46)
Held at fair value through profit or loss | Level 3 | At Fair Value | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0
Derivative assets | Derivatives in designated hedge relationships | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	60
Derivative assets | Derivatives in designated hedge relationships | Level 1 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0
Derivative assets | Derivatives in designated hedge relationships | Level 2 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	60
Derivative assets | Derivatives in designated hedge relationships | Level 3 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0
Derivative assets | Held at fair value through profit or loss | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	2
Derivative assets | Held at fair value through profit or loss | Level 1 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0
Derivative assets | Held at fair value through profit or loss | Level 2 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	2
Derivative assets | Held at fair value through profit or loss | Level 3 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0
Money market funds | Held at fair value through profit or loss | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	432
Money market funds | Held at fair value through profit or loss | Level 1 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	432
Money market funds | Held at fair value through profit or loss | Level 2 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0
Money market funds | Held at fair value through profit or loss | Level 3 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0
Trade and other receivables | Held at fair value through other comprehensive income | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	496
Trade and other receivables | Held at fair value through other comprehensive income | Level 1 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	0
Trade and other receivables | Held at fair value through other comprehensive income | Level 2 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	496
Trade and other receivables | Held at fair value through other comprehensive income | Level 3 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	0
Other investments | Held at fair value through profit or loss | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Other investments	269
Other investments | Held at fair value through profit or loss | Level 1 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Other investments	97
Other investments | Held at fair value through profit or loss | Level 2 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Other investments	0
Other investments | Held at fair value through profit or loss | Level 3 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Other investments	172
Other investments | Held at fair value through other comprehensive income | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Other investments	59
Other investments | Held at fair value through other comprehensive income | Level 1 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Other investments	0
Other investments | Held at fair value through other comprehensive income | Level 2 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Other investments	0
Other investments | Held at fair value through other comprehensive income | Level 3 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Other investments	£ 59